Related-Party Transactions Disclosure: Schedule of transactions with related parties (Tables)	9 Months Ended	12 Months Ended
	Oct. 31, 2020	Jan. 31, 2020
Tables/Schedules
Schedule of transactions with related parties

	Three Months ended October 31,		Nine Months ended October 31,
	2020	2019	2020	2019
Consulting fees to a company owned by the CFO	$7,884	$-	$7,884	$-
Consulting fees to CFO	3,379	-	3,379	-
Consulting fees to CEO and President	11,263	-	11,263	-
Rent fees accrued to a company controlled by directors	2,253	-	2,253	-
Total transactions with related parties	$24,779	$-	$24,779	$-

	January 31, 2020	January 31, 2019

Consulting fees paid or accrued to a company owned by the CFO	$-	$30,000
Rent fees accrued to a company controlled by a major shareholder	$-	$5,184